RESTRUCTURING (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Restructuring Reserve, Balance, beginning of period		0.7	0.9
Expensed in period	0	0.5	1.2
Disbursements		(1.0)	(1.8)
Restructuring Reserve, Balance, end of period	0.9	0.2	0.7
Accounts Payable and Accrued Liabilities [Member]
Restructuring Reserve, Balance, end of period	0.7		0.2